Disposals of subsidiaries - Additional information (Details) - GBP (£) £ in Millions			12 Months Ended
		Dec. 02, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 07, 2024
Disclosure of Detailed information Amounts About In Discontinued Operations Included In Profit [Line Items]
Disposals of investments and subsidiaries	[1]		£ 553	£ 99	£ 38
Discontinued operations
Disclosure of Detailed information Amounts About In Discontinued Operations Included In Profit [Line Items]
Consideration received		£ 613
Percentage of investment disposed						50.40%
Loan settled		£ 93
Discontinued operations | Other Disposal
Disclosure of Detailed information Amounts About In Discontinued Operations Included In Profit [Line Items]
Disposals of investments and subsidiaries			£ 33	£ 99

[1]	Disposals of investments and subsidiaries represents consideration received less cash and cash equivalents disposed.